Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Stockholders Equity [Abstract]
Preferred stock, par value	$ 1	$ 1	$ 1.00
Common stock, par value	$ 0.15	$ 0.15	$ 0.15